Schedule of Investments (unaudited)
September 30, 2024
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.6%
Ampol Ltd.	144,741	$ 3,053,170
ANZ Group Holdings Ltd.	1,812,873	38,099,196
APA Group	776,940	4,157,976
Aristocrat Leisure Ltd.	344,641	13,914,716
ASX Ltd.	117,857	5,198,096
BHP Group Ltd., Class DI	3,070,875	95,338,849
BlueScope Steel Ltd.	265,647	4,055,082
Brambles Ltd.	837,074	10,987,248
CAR Group Ltd.	216,962	5,612,022
Cochlear Ltd.	39,477	7,682,238
Coles Group Ltd.	804,893	10,034,203
Commonwealth Bank of Australia	1,008,966	94,112,101
Computershare Ltd.	322,639	5,624,520
Dexus	659,454	3,440,813
Endeavour Group Ltd./Australia	933,378	3,227,748
Fortescue Ltd	1,020,770	14,397,534
Glencore PLC	6,279,530	35,960,669
Goodman Group	1,030,314	26,282,288
GPT Group	1,169,097	4,008,624
Insurance Australia Group Ltd.	1,436,256	7,299,129
Lottery Corp. Ltd.	1,336,971	4,713,133
Macquarie Group Ltd.	219,301	35,090,700
Medibank Pvt Ltd.	1,654,226	4,173,535
Mineral Resources Ltd.(a)	105,596	3,764,869
Mirvac Group	2,405,834	3,558,616
National Australia Bank Ltd.	1,870,288	48,422,327
Northern Star Resources Ltd.	698,085	7,646,995
Orica Ltd.	294,234	3,758,531
Origin Energy Ltd.	1,038,441	7,193,370
Pilbara Minerals Ltd.(a)(b)	1,755,525	3,948,664
Pro Medicus Ltd.	34,392	4,233,124
Qantas Airways Ltd.(b)	481,283	2,456,705
QBE Insurance Group Ltd.	903,322	10,314,613
Ramsay Health Care Ltd.	110,657	3,176,272
REA Group Ltd.	31,950	4,421,284
Reece Ltd.	138,543	2,716,971
Rio Tinto Ltd.	225,091	19,908,265
Rio Tinto PLC	682,610	48,456,847
Santos Ltd.	1,957,636	9,485,560
Scentre Group	3,156,516	7,935,148
SEEK Ltd.	212,777	3,642,353
Seven Group Holdings Ltd.	123,221	3,639,021
Sonic Healthcare Ltd.	278,647	5,240,986
South32 Ltd.	2,750,269	7,054,198
Stockland	1,437,143	5,183,560
Suncorp Group Ltd.	766,904	9,576,533
Telstra Group Ltd.	2,464,487	6,596,271
Transurban Group	1,874,800	16,938,970
Treasury Wine Estates Ltd.	486,561	4,016,781
Vicinity Ltd.	2,372,993	3,615,567
Washington H Soul Pattinson & Co. Ltd.	142,445	3,411,943
Wesfarmers Ltd.	687,124	33,367,332
Westpac Banking Corp.	2,093,628	45,751,007
WiseTech Global Ltd.	101,030	9,567,175
Woodside Energy Group Ltd.	1,144,532	19,728,579
Woolworths Group Ltd.	736,351	16,920,797
		822,112,824
Austria — 0.2%
Erste Group Bank AG	201,304	11,031,143
Mondi PLC	268,036	5,112,920
Security	Shares	Value
Austria (continued)
OMV AG	89,427	$ 3,825,699
Verbund AG	41,313	3,418,151
Voestalpine AG	64,576	1,677,961
		25,065,874
Belgium — 0.8%
Ageas SA/NV	95,676	5,105,183
Anheuser-Busch InBev SA	541,659	35,894,206
D’ieteren Group	12,747	2,699,210
Elia Group SA/NV	18,727	2,140,307
Groupe Bruxelles Lambert NV	52,881	4,120,710
KBC Group NV	150,698	11,989,228
Lotus Bakeries NV	247	3,314,521
Sofina SA	9,127	2,579,353
Syensqo SA	45,346	4,018,464
UCB SA	76,209	13,757,008
Warehouses De Pauw CVA	106,458	2,840,808
		88,458,998
Brazil — 0.0%
Yara International ASA	98,072	3,098,417
Chile — 0.1%
Antofagasta PLC	237,945	6,413,771
China — 0.5%
BOC Hong Kong Holdings Ltd.	2,247,034	7,119,176
Prosus NV	858,362	37,512,347
SITC International Holdings Co. Ltd.	782,000	2,097,593
Wharf Holdings Ltd.	621,426	1,764,531
Wilmar International Ltd.	1,139,183	2,954,599
		51,448,246
Denmark — 3.3%
AP Moller - Maersk A/S, Class A	1,775	2,876,752
AP Moller - Maersk A/S, Class B	2,681	4,511,545
Carlsberg A/S, Class B	57,584	6,856,905
Coloplast A/S, Class B	76,023	9,909,254
Danske Bank A/S	415,557	12,499,421
Demant A/S(b)	59,692	2,323,882
DSV A/S	104,037	21,411,856
Genmab A/S(b)	39,856	9,662,441
Novo Nordisk A/S, Class B	1,950,126	231,307,408
Novonesis (Novozymes) B, Class B	224,898	16,191,626
Orsted A/S(b)(c)	114,990	7,616,058
Pandora A/S	49,428	8,146,622
ROCKWOOL A/S, B Shares	5,549	2,605,009
Tryg A/S	210,460	4,991,011
Vestas Wind Systems A/S(b)	608,730	13,394,304
Zealand Pharma A/S(b)	38,691	4,707,590
		359,011,684
Finland — 1.0%
Elisa OYJ	86,139	4,566,610
Fortum OYJ	270,078	4,444,208
Kesko OYJ, Class B	166,742	3,557,366
Kone OYJ, Class B	204,873	12,255,809
Metso OYJ	374,767	4,007,162
Neste OYJ	255,008	4,954,310
Nokia OYJ	3,211,605	14,022,404
Nordea Bank Abp	1,901,795	22,451,121
Orion OYJ, Class B	65,894	3,610,584
Sampo OYJ, A Shares	302,879	14,126,384
Stora Enso OYJ, Class R	348,456	4,458,168
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Finland (continued)
UPM-Kymmene OYJ	321,177	$ 10,751,211
Wartsila OYJ Abp	306,135	6,850,283
		110,055,620
France — 9.4%
Accor SA	117,890	5,124,663
Aeroports de Paris SA	20,967	2,692,734
Air Liquide SA	350,062	67,600,464
Airbus SE	359,803	52,659,414
Alstom SA(b)	206,940	4,299,558
Amundi SA(c)	37,025	2,767,501
Arkema SA	36,392	3,466,287
AXA SA	1,094,743	42,144,123
BioMerieux	24,970	2,992,636
BNP Paribas SA	622,511	42,717,725
Bollore SE	421,092	2,810,830
Bouygues SA	114,330	3,826,756
Bureau Veritas SA	192,400	6,383,172
Capgemini SE	93,641	20,217,140
Carrefour SA	338,874	5,778,288
Cie de Saint-Gobain SA	274,753	25,058,145
Cie Generale des Etablissements Michelin SCA	409,416	16,627,722
Covivio SA/France	33,795	2,056,631
Credit Agricole SA	638,365	9,762,433
Danone SA	390,904	28,473,230
Dassault Aviation SA	12,254	2,530,304
Dassault Systemes SE	403,392	16,023,040
Edenred SE	150,442	5,698,080
Eiffage SA	44,631	4,309,817
Engie SA	1,106,702	19,137,298
EssilorLuxottica SA	179,993	42,644,692
Eurazeo SE	27,336	2,248,730
Gecina SA	27,277	3,140,656
Getlink SE	182,342	3,252,370
Hermes International SCA	19,177	47,220,546
Ipsen SA	22,562	2,779,196
Kering SA	44,873	12,916,785
Klepierre SA	130,348	4,270,975
La Francaise des Jeux SAEM, Class A(c)	62,388	2,567,236
Legrand SA	159,153	18,335,345
L’Oreal SA	145,702	65,352,680
LVMH Moet Hennessy Louis Vuitton SE	166,563	127,733,080
Orange SA	1,121,603	12,845,604
Pernod Ricard SA	123,272	18,650,110
Publicis Groupe SA	137,965	15,098,367
Renault SA	115,104	5,003,897
Rexel SA	136,953	3,969,810
Safran SA	207,554	48,842,190
Sartorius Stedim Biotech	17,809	3,728,823
SEB SA	14,642	1,671,318
Societe Generale SA	435,416	10,850,237
Sodexo SA	53,561	4,391,116
Teleperformance SE	32,506	3,362,756
Thales SA	57,535	9,144,102
TotalEnergies SE	1,306,642	84,847,162
Unibail-Rodamco-Westfield	71,450	6,257,784
Veolia Environnement SA	415,282	13,672,438
Vinci SA	302,079	35,311,986
Vivendi SE	431,713	4,994,140
		1,010,262,122
Germany — 8.4%
adidas AG, Class N	97,651	25,876,187
Security	Shares	Value
Germany (continued)
Allianz SE, Registered Shares	236,121	$ 77,664,667
BASF SE	537,996	28,515,314
Bayer AG, Class N, Registered Shares	595,436	20,144,613
Bayerische Motoren Werke AG	192,220	16,999,257
Bechtle AG	49,769	2,226,269
Beiersdorf AG	61,208	9,213,014
Brenntag SE, Class N	78,330	5,846,745
Carl Zeiss Meditec AG(a)	23,827	1,890,296
Commerzbank AG	635,426	11,720,077
Continental AG	65,872	4,268,756
Covestro AG(b)(c)	113,748	7,088,834
CTS Eventim AG & Co. KGaA	37,366	3,890,754
Daimler Truck Holding AG	322,404	12,105,410
Deutsche Bank AG, Class N, Registered Shares	1,148,379	19,880,346
Deutsche Boerse AG, Class N	115,047	27,009,418
Deutsche Lufthansa AG, Registered Shares(a)	354,187	2,594,201
Deutsche Post AG, Class N, Registered Shares	617,623	27,550,091
Deutsche Telekom AG, Class N, Registered Shares	2,113,554	62,073,445
E.ON SE, Class N	1,360,390	20,258,836
Evonik Industries AG	157,034	3,676,065
Fresenius Medical Care AG	124,630	5,295,736
Fresenius SE & Co. KGaA(b)	254,624	9,714,083
GEA Group AG	93,490	4,585,357
Hannover Rueck SE, Class N	36,215	10,337,908
Heidelberg Materials AG	82,311	8,966,941
Henkel AG & Co. KGaA	63,102	5,364,443
Infineon Technologies AG, Class N	790,751	27,761,602
Knorr-Bremse AG	44,341	3,950,996
LEG Immobilien SE	44,922	4,703,045
Mercedes-Benz Group AG, Class N	453,460	29,383,817
Merck KGaA	77,866	13,745,735
MTU Aero Engines AG, Class N	32,696	10,218,407
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	82,261	45,329,438
Nemetschek SE	34,224	3,557,235
Puma SE	63,832	2,669,201
Rational AG	3,081	3,145,540
Rheinmetall AG	26,480	14,395,202
RWE AG	381,118	13,885,195
SAP SE	632,293	144,625,958
Scout24 SE(c)	45,248	3,895,752
Siemens AG, Class N, Registered Shares	460,189	93,099,847
Siemens Energy AG(b)	360,463	13,308,242
Siemens Healthineers AG(a)(c)	169,979	10,209,048
Symrise AG	79,822	11,046,518
Talanx AG(b)	38,913	3,280,160
Vonovia SE	448,423	16,370,371
Zalando SE(b)(c)	134,094	4,432,062
		907,770,434
Hong Kong — 1.9%
AIA Group Ltd.	6,774,083	59,157,101
CK Asset Holdings Ltd.	1,167,089	5,081,021
CK Infrastructure Holdings Ltd.	376,344	2,560,244
CLP Holdings Ltd.	997,761	8,722,835
Futu Holdings Ltd., ADR(b)	34,715	3,320,490
Hang Seng Bank Ltd.	464,348	5,777,495
Henderson Land Development Co. Ltd.	863,774	2,735,351
HKT Trust & HKT Ltd., Class SS	2,254,417	2,881,464
Hong Kong & China Gas Co. Ltd.	6,798,383	5,552,803
Hong Kong Exchanges & Clearing Ltd.	726,343	29,671,367
Hongkong Land Holdings Ltd.	660,593	2,427,270
Jardine Matheson Holdings Ltd.	95,186	3,717,965

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Link REIT	1,551,791	$ 7,736,082
MTR Corp. Ltd.	944,033	3,528,969
Power Assets Holdings Ltd.	845,618	5,390,363
Prudential PLC	1,657,397	15,376,075
Sino Land Co. Ltd.	2,367,975	2,586,037
Sun Hung Kai Properties Ltd.	879,588	9,530,205
Swire Pacific Ltd., Class A	259,200	2,210,281
Techtronic Industries Co., Ltd.	835,131	12,467,189
WH Group Ltd.(c)	5,060,607	3,985,729
Wharf Real Estate Investment Co. Ltd.	1,011,245	3,531,602
		197,947,938
Ireland — 0.4%
AerCap Holdings NV	122,618	11,614,377
AIB Group PLC	1,099,241	6,296,794
Bank of Ireland Group PLC	627,449	7,007,044
Kerry Group PLC, Class A	94,548	9,797,836
Kingspan Group PLC	93,890	8,805,857
		43,521,908
Israel — 0.6%
Azrieli Group Ltd.	24,689	1,721,705
Bank Hapoalim BM	771,426	7,732,077
Bank Leumi Le-Israel BM	917,920	8,989,123
Check Point Software Technologies Ltd.(b)	54,446	10,497,733
Elbit Systems Ltd.	16,681	3,319,475
Global-e Online Ltd.(b)	58,522	2,249,586
ICL Group Ltd.	456,195	1,941,735
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	745,623	4,177,367
Mizrahi Tefahot Bank Ltd.	94,064	3,676,272
Nice Ltd.(b)	38,148	6,632,435
Teva Pharmaceutical Industries Ltd., ADR(b)	675,340	12,169,627
Wix.com Ltd.(b)	31,792	5,314,669
		68,421,807
Italy — 2.5%
Amplifon SpA	77,059	2,217,803
Banco BPM SpA	785,856	5,309,588
Coca-Cola HBC AG, Class DI	135,027	4,814,017
Davide Campari-Milano NV	380,548	3,225,738
DiaSorin SpA	13,771	1,610,194
Enel SpA	4,938,752	39,449,746
Eni SpA	1,392,160	21,185,236
Ferrari NV	76,325	35,765,945
FinecoBank Banca Fineco SpA	370,962	6,366,428
Generali	619,336	17,925,238
Infrastrutture Wireless Italiane SpA(c)	209,489	2,576,592
Intesa Sanpaolo SpA	8,816,434	37,740,456
Leonardo SpA	162,718	3,641,837
Mediobanca Banca di Credito Finanziario SpA	307,400	5,252,352
Moncler SpA	134,116	8,526,644
Nexi SpA(b)(c)	366,232	2,488,255
Poste Italiane SpA(c)	275,555	3,869,654
Prysmian SpA	160,365	11,667,916
Recordati Industria Chimica e Farmaceutica SpA	63,028	3,566,516
Snam SpA	1,231,707	6,273,997
Telecom Italia SpA/Milano(a)(b)	6,013,289	1,671,869
Terna - Rete Elettrica Nazionale	862,667	7,769,898
UniCredit SpA	912,402	40,055,901
		272,971,820
Japan — 22.1%
Advantest Corp.	465,200	21,878,932
Security	Shares	Value
Japan (continued)
Aeon Co. Ltd.	394,146	$ 10,705,119
AGC, Inc.	119,348	3,872,863
Aisin Corp.	316,038	3,511,689
Ajinomoto Co., Inc.	282,854	10,946,992
ANA Holdings, Inc.	97,511	2,088,022
Asahi Group Holdings Ltd.	869,406	11,395,267
Asahi Kasei Corp.	762,468	5,780,564
Asics Corp.	413,900	8,695,264
Astellas Pharma, Inc.	1,090,843	12,607,267
Bandai Namco Holdings, Inc.	364,012	8,306,087
Bridgestone Corp.	344,141	13,289,990
Brother Industries Ltd.	140,863	2,762,664
Canon, Inc.	565,348	18,619,887
Capcom Co. Ltd.	208,800	4,870,079
Central Japan Railway Co.	464,600	10,727,641
Chiba Bank Ltd.	322,670	2,622,766
Chubu Electric Power Co., Inc.	389,511	4,577,595
Chugai Pharmaceutical Co. Ltd.	406,930	19,724,341
Concordia Financial Group Ltd.	640,570	3,575,637
Dai Nippon Printing Co. Ltd.	253,736	4,530,519
Daifuku Co. Ltd.	195,528	3,784,992
Dai-ichi Life Holdings, Inc.	545,500	14,154,285
Daiichi Sankyo Co. Ltd.	1,119,962	36,994,953
Daikin Industries Ltd.	159,768	22,425,199
Daito Trust Construction Co. Ltd.	35,270	4,296,095
Daiwa House Industry Co. Ltd.	337,876	10,634,978
Daiwa Securities Group, Inc.	804,052	5,702,868
Denso Corp.	1,146,460	17,232,882
Dentsu Group, Inc.	123,882	3,818,278
Disco Corp.	55,877	14,719,551
East Japan Railway Co.	547,032	10,856,383
Eisai Co. Ltd.	153,115	5,707,353
ENEOS Holdings, Inc.	1,729,963	9,471,827
FANUC Corp.	574,355	16,869,039
Fast Retailing Co. Ltd.	115,623	38,363,380
Fuji Electric Co. Ltd.	81,394	4,931,924
FUJIFILM Holdings Corp.	678,724	17,570,077
Fujitsu Ltd.	1,061,140	21,816,409
Hamamatsu Photonics KK	172,374	2,249,170
Hankyu Hanshin Holdings, Inc.	137,363	4,243,359
Hikari Tsushin, Inc.	10,906	2,428,979
Hitachi Construction Machinery Co. Ltd.	65,705	1,610,435
Hitachi Ltd.	2,807,465	74,446,464
Honda Motor Co. Ltd.	2,705,305	28,882,759
Hoshizaki Corp.	65,330	2,275,171
Hoya Corp.	212,478	29,428,954
Hulic Co. Ltd.	233,667	2,378,610
Ibiden Co. Ltd.	72,500	2,240,752
Idemitsu Kosan Co. Ltd.	590,300	4,280,466
Inpex Corp.	569,200	7,706,271
Isuzu Motors Ltd.	363,682	4,958,864
ITOCHU Corp.	719,773	38,792,199
Japan Airlines Co. Ltd.	85,762	1,499,942
Japan Exchange Group, Inc.	599,472	7,790,924
Japan Post Bank Co. Ltd.	872,200	8,187,562
Japan Post Holdings Co. Ltd.	1,256,229	12,046,161
Japan Post Insurance Co. Ltd.	114,400	2,101,085
Japan Real Estate Investment Corp.	765	3,041,333
Japan Tobacco, Inc.	723,341	21,091,708
JFE Holdings, Inc.	349,412	4,697,564
Kajima Corp.	253,277	4,747,218
Kansai Electric Power Co., Inc.	424,351	7,032,713
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kao Corp.	280,607	$ 13,869,451
Kawasaki Kisen Kaisha Ltd.	236,900	3,693,153
KDDI Corp.	929,075	29,765,237
Keisei Electric Railway Co. Ltd.	77,987	2,325,016
Keyence Corp.	117,780	56,447,476
Kikkoman Corp.	412,020	4,687,362
Kirin Holdings Co. Ltd.	468,255	7,136,138
Kobe Bussan Co. Ltd.	90,000	2,806,938
Kokusai Electric Corp.	85,500	1,927,904
Komatsu Ltd.	557,654	15,611,358
Konami Group Corp.	60,499	6,169,594
Kubota Corp.	607,389	8,672,560
Kyocera Corp.	779,900	9,114,845
Kyowa Kirin Co. Ltd.	161,697	2,853,421
Lasertec Corp.	48,900	8,152,931
LY Corp.	1,611,127	4,696,105
M3, Inc.	269,713	2,700,899
Makita Corp.	144,139	4,869,237
Marubeni Corp.	858,864	14,190,014
MatsukiyoCocokara & Co.	207,600	3,420,280
Mazda Motor Corp.	343,998	2,628,328
McDonald’s Holdings Co. Japan Ltd.(a)	53,194	2,534,560
MEIJI Holdings Co. Ltd.	140,768	3,520,946
MINEBEA MITSUMI, Inc.	217,608	4,301,337
Mitsubishi Chemical Group Corp.	811,809	5,221,903
Mitsubishi Corp.	2,024,391	42,066,537
Mitsubishi Electric Corp.	1,164,821	18,894,486
Mitsubishi Estate Co. Ltd.	678,482	10,716,141
Mitsubishi HC Capital, Inc.	489,873	3,479,138
Mitsubishi Heavy Industries Ltd.	1,931,850	28,869,544
Mitsubishi UFJ Financial Group, Inc.	6,723,570	69,041,597
Mitsui & Co. Ltd.	1,558,200	34,847,635
Mitsui Chemicals, Inc.	103,851	2,774,075
Mitsui Fudosan Co. Ltd.	1,618,860	15,254,279
Mitsui OSK Lines Ltd.	209,000	7,235,706
Mizuho Financial Group, Inc.	1,454,051	30,056,440
MonotaRO Co. Ltd.	152,200	2,537,933
MS&AD Insurance Group Holdings, Inc.	775,572	18,229,185
Murata Manufacturing Co. Ltd.	1,038,775	20,556,017
NEC Corp.	147,974	14,289,299
Nexon Co. Ltd.	204,948	4,072,706
NIDEC Corp.	502,040	10,569,491
Nintendo Co. Ltd.	629,120	33,627,321
Nippon Building Fund, Inc.	4,650	4,260,914
Nippon Paint Holdings Co. Ltd.	563,680	4,292,947
Nippon Prologis REIT, Inc.	1,392	2,384,406
Nippon Sanso Holdings Corp.	103,093	3,783,815
Nippon Steel Corp.	515,656	11,556,945
Nippon Telegraph & Telephone Corp.	18,012,100	18,465,724
Nippon Yusen KK	279,666	10,272,565
Nissan Motor Co. Ltd.	1,399,215	3,974,655
Nissin Foods Holdings Co. Ltd.	120,523	3,367,926
Nitori Holdings Co. Ltd.	48,323	7,194,441
Nitto Denko Corp.	433,130	7,288,828
Nomura Holdings, Inc.	1,811,618	9,454,807
Nomura Real Estate Holdings, Inc.	65,658	1,769,029
Nomura Research Institute Ltd.	229,063	8,500,907
NTT Data Group Corp.	380,417	6,846,629
Obayashi Corp.	391,434	4,988,299
Obic Co. Ltd.	194,970	6,840,368
Olympus Corp.	695,812	13,226,899
Omron Corp.	107,028	4,893,285
Ono Pharmaceutical Co. Ltd.	226,131	3,035,430
Security	Shares	Value
Japan (continued)
Oracle Corp. Japan	23,035	$ 2,378,214
Oriental Land Co. Ltd./Japan	657,720	17,013,488
ORIX Corp.	696,600	16,299,634
Osaka Gas Co. Ltd.	223,508	5,040,574
Otsuka Corp.	135,564	3,348,009
Otsuka Holdings Co. Ltd.	253,955	14,424,414
Pan Pacific International Holdings Corp.	231,336	6,010,994
Panasonic Holdings Corp.	1,403,357	12,328,143
Rakuten Group, Inc.(b)	904,300	5,834,914
Recruit Holdings Co. Ltd.	899,094	54,622,110
Renesas Electronics Corp.	1,019,408	14,794,318
Resona Holdings, Inc.	1,265,599	8,868,167
Ricoh Co. Ltd.	326,981	3,548,562
Rohm Co. Ltd.	207,800	2,341,006
SBI Holdings, Inc.	162,597	3,762,903
SCREEN Holdings Co. Ltd.	50,100	3,523,104
SCSK Corp.	93,300	1,934,498
Secom Co. Ltd.	254,314	9,406,832
Seiko Epson Corp.	171,303	3,168,874
Sekisui Chemical Co. Ltd.	231,478	3,619,328
Sekisui House Ltd.	359,599	9,984,513
Seven & i Holdings Co. Ltd.	1,349,177	20,315,437
SG Holdings Co. Ltd.	188,804	2,024,991
Shimadzu Corp.	143,263	4,791,651
Shimano, Inc.	46,070	8,770,240
Shin-Etsu Chemical Co. Ltd.	1,085,930	45,381,433
Shionogi & Co. Ltd.	458,763	6,575,991
Shiseido Co. Ltd.	241,078	6,556,524
Shizuoka Financial Group, Inc.	262,201	2,286,991
SMC Corp.	34,541	15,447,442
SoftBank Corp.	17,202,000	22,458,758
SoftBank Group Corp.	623,100	36,959,943
Sompo Holdings, Inc.	569,726	12,842,072
Sony Group Corp.	3,780,340	73,442,862
Subaru Corp.	366,646	6,486,382
SUMCO Corp.	213,315	2,307,202
Sumitomo Corp.	626,640	14,071,858
Sumitomo Electric Industries Ltd.	430,680	6,993,247
Sumitomo Metal Mining Co. Ltd.	149,015	4,471,995
Sumitomo Mitsui Financial Group, Inc.	2,263,281	48,358,642
Sumitomo Mitsui Trust Holdings, Inc.	394,952	9,453,147
Sumitomo Realty & Development Co. Ltd.	172,149	5,827,334
Suntory Beverage & Food Ltd.	82,340	3,100,425
Suzuki Motor Corp.	947,376	10,667,346
Sysmex Corp.	305,766	6,052,253
T&D Holdings, Inc.	296,406	5,225,875
Taisei Corp.	101,310	4,448,785
Takeda Pharmaceutical Co. Ltd.	963,308	27,756,352
TDK Corp.	1,171,870	14,969,855
Terumo Corp.	814,012	15,421,038
TIS, Inc.	129,600	3,308,263
Toho Co. Ltd.	68,082	2,761,370
Tokio Marine Holdings, Inc.	1,132,661	41,766,227
Tokyo Electric Power Co. Holdings, Inc.(b)	928,512	4,118,012
Tokyo Electron Ltd.	271,279	48,378,712
Tokyo Gas Co. Ltd.	217,255	5,060,544
Tokyu Corp.	302,165	3,913,009
TOPPAN Holdings, Inc.	144,700	4,306,605
Toray Industries, Inc.	831,414	4,910,172
TOTO Ltd.	84,087	3,127,824
Toyota Industries Corp.	88,400	6,854,758
Toyota Motor Corp.	6,216,645	111,738,047
Toyota Tsusho Corp.	386,943	7,074,752

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Trend Micro, Inc./Japan	81,034	$ 4,811,419
Unicharm Corp.	243,202	8,761,544
West Japan Railway Co.	264,980	5,032,334
Yakult Honsha Co. Ltd.	151,564	3,510,037
Yamaha Motor Co. Ltd.	543,381	4,893,747
Yaskawa Electric Corp.	144,945	5,074,005
Yokogawa Electric Corp.	135,963	3,484,031
Zensho Holdings Co. Ltd.	57,300	3,174,758
ZOZO, Inc.	81,651	2,966,348
		2,382,176,851
Jordan — 0.0%
Hikma Pharmaceuticals PLC	99,376	2,542,996
Luxembourg — 0.1%
ArcelorMittal SA(b)	282,732	7,403,229
Eurofins Scientific SE	80,222	5,086,163
		12,489,392
Macau — 0.1%
Galaxy Entertainment Group Ltd.	1,328,058	6,558,199
Sands China Ltd.(b)	1,465,260	3,689,951
		10,248,150
Netherlands — 4.3%
ABN AMRO Bank NV(c)	260,877	4,714,525
Adyen NV(b)(c)	13,197	20,661,471
Aegon Ltd.	820,414	5,269,615
Akzo Nobel NV	102,835	7,264,380
Argenx SE(b)	35,824	19,369,667
ASM International NV	28,434	18,759,591
ASML Holding NV	241,953	201,270,983
ASR Nederland NV	95,535	4,683,351
BE Semiconductor Industries NV	47,282	6,030,370
Euronext NV(c)	48,421	5,255,956
EXOR NV	59,942	6,426,015
Heineken Holding NV	78,869	5,958,608
Heineken NV	174,881	15,524,204
IMCD NV	34,350	5,967,101
ING Groep NV	1,991,219	36,126,688
JDE Peet’s NV	76,351	1,594,404
Koninklijke Ahold Delhaize NV	569,089	19,656,918
Koninklijke KPN NV	2,396,962	9,789,864
Koninklijke Philips NV(b)	488,208	16,006,192
NN Group NV	164,405	8,203,165
OCI NV	64,758	1,846,218
Randstad NV	66,140	3,286,241
Universal Music Group NV	499,668	13,071,919
Wolters Kluwer NV, Class C	150,480	25,381,707
		462,119,153
New Zealand — 0.3%
Auckland International Airport Ltd.	791,124	3,754,431
Fisher & Paykel Healthcare Corp. Ltd.	354,606	7,860,245
Mercury NZ Ltd.	440,433	1,809,126
Meridian Energy Ltd.	768,347	2,896,833
Spark New Zealand Ltd.	1,107,754	2,132,382
Xero Ltd.(b)	87,872	9,082,968
		27,535,985
Norway — 0.5%
Aker BP ASA	190,480	4,076,843
DNB Bank ASA	511,423	10,487,771
Equinor ASA	543,048	13,738,387
Gjensidige Forsikring ASA	115,606	2,162,488
Security	Shares	Value
Norway (continued)
Kongsberg Gruppen ASA	54,158	$ 5,290,122
Mowi ASA	280,526	5,039,186
Norsk Hydro ASA	851,539	5,500,947
Orkla ASA	422,551	3,985,262
Salmar ASA	39,795	2,087,239
Telenor ASA	379,606	4,856,160
		57,224,405
Poland — 0.0%
InPost SA(b)	119,764	2,261,158
Portugal — 0.2%
Banco Espirito Santo SA, Class N, Registered Shares(b)(d)	47,542	1
EDP SA	1,906,903	8,696,987
Galp Energia SGPS SA, Class B	279,950	5,239,916
Jeronimo Martins SGPS SA	170,901	3,355,804
		17,292,708
Singapore — 1.6%
CapitaLand Ascendas REIT	2,264,575	5,014,633
CapitaLand Integrated Commercial Trust	3,244,801	5,333,418
CapitaLand Investment Ltd./Singapore	1,580,230	3,820,632
DBS Group Holdings Ltd.	1,200,969	35,565,871
Genting Singapore Ltd.	3,594,025	2,436,171
Grab Holdings Ltd., Class A(b)	1,287,180	4,891,284
Keppel Ltd.	888,942	4,566,195
Oversea-Chinese Banking Corp. Ltd.	2,041,087	23,892,900
Sea Ltd., Class A, ADR(b)	224,142	21,132,108
Sembcorp Industries Ltd.	543,100	2,334,642
Singapore Airlines Ltd.(a)	906,099	4,783,211
Singapore Exchange Ltd.	505,926	4,482,878
Singapore Technologies Engineering Ltd.	955,379	3,450,584
Singapore Telecommunications Ltd.(a)	4,969,846	12,496,236
STMicroelectronics NV	411,137	12,278,334
United Overseas Bank Ltd.(a)	762,205	19,026,136
		165,505,233
South Africa — 0.2%
Anglo American PLC	765,955	24,897,900
South Korea — 0.1%
Delivery Hero SE(b)(c)	114,915	4,650,549
Spain — 2.7%
Acciona SA	15,017	2,130,561
ACS Actividades de Construccion y Servicios SA	127,729	5,895,599
Aena SME SA(c)	45,692	10,037,411
Amadeus IT Group SA	273,553	19,811,386
Banco Bilbao Vizcaya Argentaria SA	3,519,005	38,013,211
Banco de Sabadell SA	3,304,585	7,018,050
Banco Santander SA	9,539,374	48,878,418
CaixaBank SA	2,279,024	13,601,081
Cellnex Telecom SA(c)	298,095	12,085,590
EDP Renovaveis SA	193,945	3,384,109
Endesa SA	196,638	4,295,910
Grifols SA , Class A(a)(b)	189,740	2,156,361
Iberdrola SA	3,698,152	57,170,191
Industria de Diseno Textil SA	657,531	38,943,197
Redeia Corp. SA	180,542	3,509,928
Repsol SA	733,824	9,678,607
Telefonica SA	2,403,348	11,757,379
		288,366,989
Sweden — 3.3%
AddTech AB, B Shares	157,378	4,718,044
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Alfa Laval AB	174,766	$ 8,402,046
Assa Abloy AB, Class B	607,341	20,461,261
Atlas Copco AB, Class A	1,619,109	31,378,980
Atlas Copco AB, Class B	940,837	16,142,742
Beijer Ref AB, Class B	217,512	3,581,047
Boliden AB	164,862	5,595,236
Epiroc AB, Class A	397,228	8,603,742
Epiroc AB, Class B	236,800	4,490,384
EQT AB	227,871	7,822,341
Essity AB, Class B	367,265	11,460,023
Evolution AB(c)	110,871	10,904,506
Fastighets AB Balder, Class B(b)	404,516	3,557,425
Getinge AB, Class B	135,991	2,926,754
H&M Hennes & Mauritz AB, B Shares	346,066	5,894,058
Hexagon AB, Class B	1,251,445	13,479,399
Holmen AB, Class B	45,946	1,989,254
Husqvarna AB, B Shares	212,312	1,487,183
Industrivarden AB, C Shares	97,068	3,574,382
Industrivarden AB, Class A	75,819	2,804,043
Indutrade AB	164,471	5,118,327
Investment AB Latour, Class B	87,360	2,729,397
Investor AB, Class B	1,048,045	32,296,769
L E Lundbergforetagen AB, Class B	46,149	2,642,894
Lifco AB, Class B	140,877	4,639,601
Nibe Industrier AB, Class B	909,740	4,985,982
Saab AB, Class B	197,986	4,219,183
Sagax AB, Class B	131,544	3,746,225
Sandvik AB	642,472	14,376,677
Securitas AB, Class B	297,337	3,774,647
Skandinaviska Enskilda Banken AB, Class A	956,508	14,642,434
Skanska AB, B Shares	206,611	4,306,859
SKF AB, B Shares	208,161	4,146,333
Svenska Cellulosa AB SCA, Class B	367,298	5,354,929
Svenska Handelsbanken AB, Class A, A Shares	875,711	8,995,249
Swedbank AB, A Shares	510,740	10,840,793
Swedish Orphan Biovitrum AB(b)	118,766	3,824,050
Tele2 AB, B Shares	326,672	3,695,861
Telefonaktiebolaget LM Ericsson, B Shares	1,672,211	12,635,979
Telia Co. AB	1,423,396	4,602,699
Trelleborg AB, Class B	128,922	4,962,324
Volvo AB, Class A	119,663	3,195,309
Volvo AB, Class B	957,500	25,327,966
Volvo Car AB, Class B(a)(b)	442,323	1,217,712
		355,551,049
Switzerland — 6.6%
ABB Ltd., Class N, Registered Shares	964,272	55,942,816
Adecco Group AG, Class N, Registered Shares	100,857	3,439,658
Alcon, Inc.	302,575	30,281,774
Avolta AG, Class N, Registered Shares	55,172	2,335,185
Bachem Holding AG, Class N	20,594	1,736,102
Baloise Holding AG, Class N, Registered Shares	27,607	5,645,457
Banque Cantonale Vaudoise, Registered Shares	18,132	1,872,743
Barry Callebaut AG, Class N, Registered Shares	2,152	3,984,295
BKW AG	13,196	2,392,939
Chocoladefabriken Lindt & Spruengli AG	589	7,598,051
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	65	8,279,081
Cie Financiere Richemont SA, Class A, Registered Shares	324,045	51,459,722
Clariant AG, Class N, Registered Shares	132,240	2,004,243
DSM-Firmenich AG	112,098	15,470,330
Security	Shares	Value
Switzerland (continued)
EMS-Chemie Holding AG, Registered Shares	4,271	$ 3,588,627
Galderma Group AG(b)	28,810	2,675,567
Geberit AG, Class N, Registered Shares	20,150	13,154,038
Givaudan SA, Class N, Registered Shares	5,566	30,538,098
Helvetia Holding AG, Registered Shares	22,540	3,897,850
Julius Baer Group Ltd., Class N	124,174	7,488,175
Kuehne and Nagel International AG, Registered Shares	29,115	7,954,758
Logitech International SA, Class N, Registered Shares	93,911	8,410,741
Lonza Group AG, Registered Shares	44,888	28,485,170
Novartis AG, Class N, Registered Shares	1,193,427	137,413,920
Partners Group Holding AG	13,749	20,729,029
Sandoz Group AG	246,067	10,254,325
Schindler Holding AG	24,543	7,203,472
Schindler Holding AG, Class N, Registered Shares	13,889	3,950,143
SGS SA, Registered Shares	91,023	10,163,745
SIG Group AG	183,784	4,097,444
Sika AG, Registered Shares	91,897	30,460,686
Sonova Holding AG, Registered Shares	30,776	11,085,376
Straumann Holding AG, Registered Shares	66,839	10,933,204
Swatch Group AG	17,433	3,738,100
Swatch Group AG, Class N, Registered Shares	31,184	1,336,432
Swiss Life Holding AG, Class N, Registered Shares	17,792	14,887,596
Swiss Prime Site AG, Registered Shares	47,181	5,287,751
Swisscom AG, Class N, Registered Shares	15,612	10,202,581
Temenos AG, Class N, Registered Shares	37,528	2,627,486
UBS Group AG, Registered Shares	1,991,520	61,625,683
VAT Group AG(c)	16,399	8,386,425
Zurich Insurance Group AG, Class N	88,221	53,299,558
		706,318,376
United Arab Emirates — 0.0%
NMC Health PLC(b)(d)	45,379	1
United Kingdom — 10.8%
3i Group PLC	586,728	25,991,160
Admiral Group PLC	158,096	5,893,028
Ashtead Group PLC	263,597	20,423,705
Associated British Foods PLC	205,493	6,422,207
AstraZeneca PLC	938,707	146,237,789
Auto Trader Group PLC(c)	543,090	6,313,517
Aviva PLC	1,628,296	10,546,083
BAE Systems PLC	1,834,805	30,461,561
Barclays PLC	9,058,729	27,217,680
Barratt Developments PLC	832,521	5,341,129
Berkeley Group Holdings PLC	61,635	3,898,500
British American Tobacco PLC	1,210,375	44,127,941
BT Group PLC	3,899,083	7,728,251
Bunzl PLC	202,863	9,607,388
Centrica PLC	3,216,542	5,031,129
CK Hutchison Holdings Ltd.	1,628,117	9,230,956
Coca-Cola Europacific Partners PLC	124,459	9,801,146
Compass Group PLC	1,026,544	32,910,679
Croda International PLC	79,961	4,517,973
DCC PLC	59,197	4,041,338
Diageo PLC	1,341,154	46,846,362
Endeavour Mining PLC	111,621	2,641,541
Entain PLC	380,699	3,889,656
Halma PLC	227,563	7,956,846
Hargreaves Lansdown PLC	212,589	3,168,263
HSBC Holdings PLC	11,212,961	100,591,670
Imperial Brands PLC	494,754	14,391,927

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Informa PLC	817,214	$ 8,987,327
InterContinental Hotels Group PLC	98,339	10,709,129
Intertek Group PLC	98,002	6,775,607
J Sainsbury PLC	995,659	3,940,164
JD Sports Fashion PLC	1,544,978	3,185,655
Kingfisher PLC	1,117,069	4,820,986
Land Securities Group PLC	427,072	3,722,843
Legal & General Group PLC	3,597,262	10,902,526
Lloyds Banking Group PLC	38,175,557	30,017,155
London Stock Exchange Group PLC	289,524	39,639,007
M&G PLC	1,362,720	3,779,988
Melrose Industries PLC	798,388	4,879,399
National Grid PLC	2,896,171	40,033,763
NatWest Group PLC	3,944,179	18,258,998
Next PLC	73,334	9,606,499
Pearson PLC	368,172	5,005,075
Persimmon PLC	193,542	4,259,060
Phoenix Group Holdings PLC	422,604	3,165,420
Reckitt Benckiser Group PLC	425,886	26,057,492
RELX PLC	1,131,563	53,428,236
Rentokil Initial PLC	1,521,698	7,440,901
Rolls-Royce Holdings PLC(b)	5,149,821	36,447,805
Sage Group PLC	608,585	8,359,662
Schroders PLC	497,011	2,328,871
Segro PLC	777,931	9,117,741
Severn Trent PLC	163,995	5,805,997
Smith & Nephew PLC	530,035	8,226,627
Smiths Group PLC	207,962	4,673,536
Spirax Group PLC	44,627	4,498,624
SSE PLC	659,109	16,612,448
Standard Chartered PLC	1,330,644	14,112,769
Taylor Wimpey PLC	2,123,743	4,671,558
Tesco PLC	4,242,941	20,371,666
Unilever PLC	1,510,159	97,908,553
United Utilities Group PLC	411,017	5,762,590
Vodafone Group PLC	13,874,899	13,905,377
Whitbread PLC	111,207	4,668,308
Wise PLC, Class A(b)	371,520	3,340,575
WPP PLC	656,439	6,724,186
		1,161,381,548
United States — 8.6%
BP PLC	10,141,070	52,891,106
CSL Ltd.	291,296	57,540,743
CyberArk Software Ltd.(b)	26,126	7,618,603
Experian PLC	553,665	29,161,320
Ferrovial SE	312,521	13,431,214
GSK PLC	2,498,459	50,871,169
Haleon PLC	4,423,777	23,147,418
Holcim AG	314,177	30,768,243
James Hardie Industries PLC(b)	262,616	10,435,738
Monday.com Ltd.(b)	22,383	6,217,326
Nestle SA, Class N, Registered Shares	1,586,443	159,425,489
QIAGEN NV	133,425	6,031,330
Roche Holding AG	444,703	142,743,605
Security	Shares	Value
United States (continued)
Sanofi SA	690,118	$ 79,459,604
Schneider Electric SE	331,084	87,276,278
Shell PLC	3,815,585	123,784,167
Stellantis NV	1,335,543	18,494,627
Swiss Re AG	181,813	25,159,180
Tenaris SA	280,531	4,452,556
		928,909,716
Total Common Stocks — 98.2% (Cost: $7,155,885,380)		10,576,033,622
Preferred Securities
Preferred Stocks — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG	35,296	2,929,117
Dr. Ing hc F Porsche AG(a)(c)	68,310	5,458,922
Henkel AG & Co. KGaA	102,020	9,589,849
Porsche Automobil Holding SE	93,335	4,276,332
Sartorius AG	15,694	4,412,828
Volkswagen AG	124,297	13,201,889
		39,868,937
Total Preferred Securities — 0.4% (Cost: $44,344,096)		39,868,937
Total Long-Term Investments — 98.6% (Cost: $7,200,229,476)		10,615,902,559
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(e)(f)(g)	29,429,541	29,456,027
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(e)(f)	15,648,598	15,648,598
Total Short-Term Securities — 0.4% (Cost: $45,096,619)		45,104,625
Total Investments — 99.0% (Cost: $7,245,326,095)		10,661,007,184
Other Assets Less Liabilities — 1.0%		106,870,230
Net Assets — 100.0%		$ 10,767,877,414

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares MSCI EAFE International Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 21,812,976	$ 7,643,683 (a)	$ —	$ (3,651)	$ 3,019	$ 29,456,027	29,429,541	$ 86,834 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	24,213,354	—	(8,564,756)(a)	—	—	15,648,598	15,648,598	705,099	—
				$ (3,651)	$ 3,019	$ 45,104,625		$ 791,933	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	235	12/12/24	$ 31,207	$ 1,297,640
SPI 200 Index	139	12/19/24	19,844	165,700
Euro Stoxx 50 Index	928	12/20/24	52,043	1,351,867
FTSE 100 Index	319	12/20/24	35,429	(124,745)
				$ 2,690,462
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 822,112,824	$ —	$ 822,112,824

Schedule of Investments (unaudited)(continued)
September 30, 2024
iShares MSCI EAFE International Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Austria	$ —	$ 25,065,874	$ —	$ 25,065,874
Belgium	4,018,464	84,440,534	—	88,458,998
Brazil	—	3,098,417	—	3,098,417
Chile	—	6,413,771	—	6,413,771
China	37,512,347	13,935,899	—	51,448,246
Denmark	—	359,011,684	—	359,011,684
Finland	—	110,055,620	—	110,055,620
France	4,391,116	1,005,871,006	—	1,010,262,122
Germany	—	907,770,434	—	907,770,434
Hong Kong	7,038,455	190,909,483	—	197,947,938
Ireland	11,614,377	31,907,531	—	43,521,908
Israel	30,231,615	38,190,192	—	68,421,807
Italy	—	272,971,820	—	272,971,820
Japan	—	2,382,176,851	—	2,382,176,851
Jordan	—	2,542,996	—	2,542,996
Luxembourg	—	12,489,392	—	12,489,392
Macau	—	10,248,150	—	10,248,150
Netherlands	19,656,918	442,462,235	—	462,119,153
New Zealand	5,886,813	21,649,172	—	27,535,985
Norway	9,105,887	48,118,518	—	57,224,405
Poland	—	2,261,158	—	2,261,158
Portugal	3,355,804	13,936,903	1	17,292,708
Singapore	26,023,392	139,481,841	—	165,505,233
South Africa	—	24,897,900	—	24,897,900
South Korea	—	4,650,549	—	4,650,549
Spain	—	288,366,989	—	288,366,989
Sweden	23,582,633	331,968,416	—	355,551,049
Switzerland	2,675,567	703,642,809	—	706,318,376
United Arab Emirates	—	—	1	1
United Kingdom	9,801,146	1,151,580,402	—	1,161,381,548
United States	13,835,929	915,073,787	—	928,909,716
Preferred Securities
Preferred Stocks	—	39,868,937	—	39,868,937
Short-Term Securities
Money Market Funds	45,104,625	—	—	45,104,625
	$ 253,835,088	$ 10,407,172,094	$ 2	$ 10,661,007,184
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 2,815,207	$ —	$ 2,815,207
Liabilities
Equity Contracts	—	(124,745)	—	(124,745)
	$ —	$ 2,690,462	$ —	$ 2,690,462

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Dutch Certificate)
FTSE	Financial Times Stock Exchange
REIT	Real Estate Investment Trust
SCA	Societe en Commandite par Actions
Schedule of Investments